Equity Offerings	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Equity Offerings

13) Equity Offerings

(US $ in thousands)	June 2015 Offering As of June 30, 2015	2014 Offering As of June 30, 2014
Gross proceeds received (1)	$121,224	$133,447
Less: Underwriters’ discount	4,300	4,381
Less: Offering expenses	321	315
Net proceeds received	116,603	128,751

(1)	Includes General Partner’s 2% proportional capital contribution.

On June 2, 2015, the Partnership sold 5,000,000 common units, representing limited partner interests, in an underwritten public offering (the “June 2015 Offering”). In connection with the June 2015 Offering, the General Partner contributed a total of $2.4 million in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the June 2015 Offering and the related General Partner’s contribution were $116.6 million.

The Partnership used the net proceeds from the June 2015 Offering to fund the cash portion of the purchase price of the Dan Sabia and to repay the Revolving Credit Facility, the $12.0 million Seller’s Credit and $7.5 million of the Dan Sabia Facility. The remainder of the net proceeds will be available for general partnership purposes.

On June 27, 2014, the Partnership sold 4,600,000 common units, representing limited partner interests, in an underwritten public offering and granted the underwriters a 30-day option to purchase an additional 690,000 common units. In connection with the offering, the Partnership’s general partner contributed a total of $2.7 million in order to maintain its 2% general partner interest in the Partnership. The Partnership’s total net proceeds from the public offering and the related General Partner’s contribution were $128.8 million as of June 30, 2014. In connection with the partial exercise by the underwriters of their option to purchase additional common units, on July 14, 2014 and July 24, 2014, the Partnership issued and sold 150,000 common units and 490,000 common units, respectively, and the General Partner made an additional $0.4 million aggregate capital contribution to the Partnership in order to maintain its 2% general partner interest in the Partnership.

The Partnership used the net proceeds from the June 2014 offering and related capital contribution by the general partner to fund the cash portion of the purchase prices of the Hilda Knutsen and the Torill Knutsen and for general partnership purposes.

The following table shows the movement in the number of common units, subordinated units and general partner units from the time of the IPO until June 30, 2015.

(in units)	Common Units	Subordinated Units	General Partner Units
April 2013, Initial Public Offering (IPO)	8,567,500	8,567,500	349,694
December 31, 2013	8,567,500	8,567,500	349,694
June 2014	4,600,000	—	93,877
July 2014	640,000	—	13,062
December 31, 2014	13,807,500	8,567,500	456,633
June 2015	5,000,000	—	102,041
June 30, 2015	18,807,500	8,567,500	558,674